Net loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Allocation of undistributed earnings (in Dollars)	$ 131,797	$ (2,264,027)
Denominator:
Weighted average number of shares	7,878,501	7,938,525
Basic earnings (loss) per ordinary share (in Dollars per share)	$ 0.02	$ (0.29)
Allocation of undistributed earnings (in Dollars)	$ 131,797	$ (2,264,027)
Number of shares used in basic calculation	7,878,501	7,938,525
Effect of dilutive securities:
Weighted average effect of dilutive securities	67,823
Denominator for diluted earnings per ordinary share	7,946,324	7,938,525
Diluted earnings (loss) per ordinary share (in Dollars per share)	$ 0.02	$ (0.29)